Form N-1A Supplement	May 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VOYA EQUITY TRUST
Voya Large-Cap Growth Fund
(the “Fund”)
Supplement dated June 24, 2026
to the Fund’s Class A, Class C, Class I, Class R, Class R6, and Class W Shares’
Summary Prospectus and Prospectus,
each dated September 30, 2025, as supplemented
(together, the “Prospectuses”)
Effective July 24, 2026, the Prospectuses are revised as follows:
1.The section of the Prospectuses entitled “Principal Risks” is amended to include the following risk:
Focused Investing: To the extent that the Fund invests a substantial portion of its assets in issuers that share similar economic characteristics or in securities of a particular industry, sector or related group of industries or sectors, market segment, or geographic area, the Fund may be more sensitive to financial, economic, business, political, regulatory, and other developments and conditions, including natural or other disasters, affecting issuers in a particular industry, sector or related group of industries or sectors, market segment, or geographic area in which the Fund focuses its investments, and if securities of such industry, sector or related group of industries or sectors, market segment, or geographic area fall out of favor, the Fund could underperform, or be more volatile than, a fund that has greater diversification.
•Information Technology Sector: Investments in companies involved in the information technology sector are subject to significant competitive pressures, such as aggressive pricing of products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, evolving industry standards, changing customer demands, and the potential for limited earnings and/or falling profit margins. The sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. Certain information technology companies, including semiconductor-related companies, may be particularly sensitive to supply and demand cycles, reduced demand for end-user products, underutilization of manufacturing capacity, inventory adjustments, high capital costs, reliance on a limited number of customers, suppliers, or specialized manufacturing facilities, shortages or price fluctuations in key components or raw materials, supply chain disruptions, research and development costs, trade restrictions, export controls, tariffs, intellectual property disputes, government regulation, and geopolitical developments. The failure of a company to adapt to these factors could have a material adverse effect on the company’s business, results of operations, and financial condition. These companies also face the risks that new services, equipment, or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the values of their securities. The rapid growth of artificial intelligence (“AI”) applications has significantly increased demand for products sold by semiconductor-related companies. If AI-related demand fails to meet market expectations, the value of these companies may substantially decline, resulting in a decline in the Fund’s value. Many companies involved in the information technology sector have limited operating histories, and prices of these companies’ securities historically have been more volatile than the overall market, especially over the short term.

Voya Large-Cap Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VOYA EQUITY TRUST
Voya Large-Cap Growth Fund
(the “Fund”)
Supplement dated June 24, 2026
to the Fund’s Class A, Class C, Class I, Class R, Class R6, and Class W Shares’
Summary Prospectus and Prospectus,
each dated September 30, 2025, as supplemented
(together, the “Prospectuses”)
Effective July 24, 2026, the Prospectuses are revised as follows:
1.The section of the Prospectuses entitled “Principal Risks” is amended to include the following risk:
Focused Investing: To the extent that the Fund invests a substantial portion of its assets in issuers that share similar economic characteristics or in securities of a particular industry, sector or related group of industries or sectors, market segment, or geographic area, the Fund may be more sensitive to financial, economic, business, political, regulatory, and other developments and conditions, including natural or other disasters, affecting issuers in a particular industry, sector or related group of industries or sectors, market segment, or geographic area in which the Fund focuses its investments, and if securities of such industry, sector or related group of industries or sectors, market segment, or geographic area fall out of favor, the Fund could underperform, or be more volatile than, a fund that has greater diversification.
•Information Technology Sector: Investments in companies involved in the information technology sector are subject to significant competitive pressures, such as aggressive pricing of products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, evolving industry standards, changing customer demands, and the potential for limited earnings and/or falling profit margins. The sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. Certain information technology companies, including semiconductor-related companies, may be particularly sensitive to supply and demand cycles, reduced demand for end-user products, underutilization of manufacturing capacity, inventory adjustments, high capital costs, reliance on a limited number of customers, suppliers, or specialized manufacturing facilities, shortages or price fluctuations in key components or raw materials, supply chain disruptions, research and development costs, trade restrictions, export controls, tariffs, intellectual property disputes, government regulation, and geopolitical developments. The failure of a company to adapt to these factors could have a material adverse effect on the company’s business, results of operations, and financial condition. These companies also face the risks that new services, equipment, or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the values of their securities. The rapid growth of artificial intelligence (“AI”) applications has significantly increased demand for products sold by semiconductor-related companies. If AI-related demand fails to meet market expectations, the value of these companies may substantially decline, resulting in a decline in the Fund’s value. Many companies involved in the information technology sector have limited operating histories, and prices of these companies’ securities historically have been more volatile than the overall market, especially over the short term.